Variable Interest Entities - SpringCastle & SFC Mortgage Securitizations (Details) - USD ($) $ in Millions	Oct. 03, 2014	Oct. 09, 2013	Oct. 09, 2013	Jul. 09, 2013	Apr. 10, 2013	Apr. 02, 2013	Dec. 31, 2015	Mar. 09, 2015	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, gross							$ 17,738
SFC 2013-1 Securitization | Mortgage Loan Securitizations
Debt Instrument [Line Items]
Debt instrument, face amount										$ 23
SpringCastle 2014-A Notes, Class C | Springleaf Acquisition Corporation
Debt Instrument [Line Items]
Long-term debt, gross								$ 232
SpringCastle 2014-A Notes, Class D | Springleaf Acquisition Corporation
Debt Instrument [Line Items]
Long-term debt, gross								$ 131
Consolidated VIEs | SFC 2013-1 Securitization | Mortgage Loan Securitizations
Debt Instrument [Line Items]
Weighted average yield (as a percent)			3.40%
Consolidated VIEs | SFC 2013-1 Securitization | Mortgage Loan Securitizations | Real Estate Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization		$ 271	$ 271
Notes initially retained by the entity		229	$ 229
Proceeds from notes sold under securitization transactions		$ 269
Consolidated VIEs | SFC 2013-2 Securitization | Mortgage Loan Securitizations | Real Estate Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization				$ 599
Weighted average yield (as a percent)				2.88%
Notes initially retained by the entity				$ 535
Proceeds from notes sold under securitization transactions				$ 591
Consolidated VIEs | SFC 2013-3 Securitization | Mortgage Loan Securitizations | Real Estate Loans
Debt Instrument [Line Items]
Amount of notes sold under private securitization					$ 783
Weighted average yield (as a percent)					2.85%
Notes initially retained by the entity					$ 237
Proceeds from notes sold under securitization transactions					$ 782
Consolidated VIEs | Personal Loans | Co-issuer LLCs | Consumer Loan Securitizations
Debt Instrument [Line Items]
Amount of notes sold under private securitization						$ 2,200
Payment for notes acquired by initial purchasers						2,200
SCA | Consolidated VIEs | Personal Loans | Co-issuer LLCs | Consumer Loan Securitizations
Debt Instrument [Line Items]
Advance reserve requirement on notes acquired						$ 10
Weighted average yield (as a percent)						3.75%
Notes initially retained by the entity						$ 372
Additional debt of senior asset-backed notes						$ 357
Consumer Loan Securitizations | Spring Castle Credit Funding LLC
Debt Instrument [Line Items]
Weighted average yield (as a percent)	4.68%
Debt instrument, face amount	$ 2,600
Proceeds from issuance of debt, net of price discount	2,600
Debt, unpaid principal balance									$ 1,500
Debt instrument, face amount of notes purchased from SAC	363
Debt retained by co-issuers	$ 62
Ownership interest of noncontrolling owners	30.00%